Provisions - Summary of Provisions (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of other provisions [abstract]
Estimated recoverable from suppliers	₨ (656.0)